Income Tax Expense - Schedule of Unrecognised Deferred Tax Assets (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unrecognised Deferred Tax Assets [Abstract]
Temporary difference rate, percentage	27.50%	27.50%
Tax losses rate, percentage	25.50%	25.50%